UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2005

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 2/2/2005
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $162,063 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                         Title       CUSIP      Value      Shares       Invsmnt   Discret Other     Voting Authority
                                     Of Class                (x1000)                   Sole     Shared  Mgrs     Sole  Shared  None

ABB LTD                            SPONSORED ADR 000375204    3,638     374,315                                374,315
AMBAC Fin'l Grp                         COM      023139108    2,926      37,970                                 37,970
Analog Devices Inc.                     COM      032654105    3,678     102,546                                102,546
BP PLC                             SPONSORED ADR 055622104      329       5,117                                  5,117
Berkshire Hathaway Inc. CL B           CL B      084670207    2,307         786                                    786
Blackrock Inc-Cl A                     CL A      09247X101    6,974      64,290                                 64,290
Blackrock Limited Term Duration In    COM SHS    09249W101      324      19,090                                 19,090
Boeing                                  COM      097023105      225       3,200                                  3,200
Bright Horizons Family Solutions        COM      109195107    2,697      72,790                                 72,790
Burlington Resources Inc                COM      122014103    3,455      40,085                                 40,085
Checkfree Corporation                   COM      162813109    3,581      78,020                                 78,020
Chicago Mercantile Exchange            CL A      167760107    5,173      14,076                                 14,076
Choicepoint                             COM      170388102    1,267      28,460                                 28,460
Clarcor Inc                             COM      179895107    1,527      51,412                                 51,412
Courier                                 COM      222660102      593      17,270                                 17,270
Eaton Vance MA Municipal Income     SH BEN INT   27826E104      193      12,855                                 12,855
Eaton Vance Float Rate Inc Trust        COM      278279104    1,145      67,875                                 67,875
Eaton Vance Limited Term Duration       COM      27828H105      352      21,890                                 21,890
Eaton Vance Senior Floating Rate F      COM      27828Q105      501      29,550                                 29,550
Ebay, Inc.                              COM      278642103    2,890      66,861                                 66,861
Encana Corp                             COM      292505104    4,420      97,872                                 97,872
Expeditors Intl Wash Inc.               COM      302130109    3,867      57,281                                 57,281
Exxon Mobil Corp                        COM      30231G102    3,630      64,616                                 64,616
FLIR Systems Inc                        COM      302445101    1,469      65,804                                 65,804
Forward Air Corporation                 COM      349853101    1,865      50,899                                 50,899
Gabelli Dividend & Inc Trust            COM      36242H104      461      26,175                                 26,175
General Electric Co                     COM      369604103    1,268      36,174                                 36,174
Gilead Sciences Inc.                    COM      375558103    3,509      66,750                                 66,750
Google Inc - CL A                      CL A      38259P508    5,795      13,968                                 13,968
GPC Biotech AG                     SPONSORED ADR 38386P108    2,056      46,600                                 46,600
Harris Corp                             COM      413875105    4,519     105,074                                105,074
Hologic Inc.                            COM      436440101    1,650      43,515                                 43,515
ITT Industries Inc                      COM      450911102    3,343      32,514                                 32,514
Imperial Oil LTD                      COM NEW    453038408    4,274      42,912                                 42,912
Intuitive Surgical Inc                COM NEW    46120E602    4,184      35,676                                 35,676
Intl. Emerging Mkt. I-Share       MSCI EMERG MKT 464287234    9,812     111,189                                111,189
I-Shares GS Top Corp Bonds ETF     GS CORP BD FD 464287242      404       3,748                                  3,748
Ishares MSCI EAFE Index Fund       MSCI EAFE IDX 464287465    3,470      58,388                                 58,388
JP Morgan Chase & Co.                   COM      46625H100      220       5,539                                  5,539
Kinder Morgan Inc                       COM      49455P101    3,722      40,478                                 40,478
Manulife Finl Corp                      COM      56501R106      294       5,000                                  5,000
Moodys Corp.                            COM      615369105    2,868      46,695                                 46,695
Nortel Networks Corp                    COM      656568102       36      11,888                                 11,888
Novartis AG                        SPONSORED ADR 66987V109    1,877      35,765                                 35,765
Oil Service Holders Trust         DEPOSITRY RCPT 678002106    1,224       9,500                                  9,500
Optionsxpress Holdings Inc.             COM      684010101    3,340     136,041                                136,041
Paychex Inc                             COM      704326107    1,700      44,608                                 44,608
PepsiCo Inc                             COM      713448108    2,770      46,877                                 46,877
Pimco Floating Rate Inc Fund            COM      72201H108      320      17,225                                 17,225
PIMCO Floating Rate Strat Fund          COM      72201J104      702      39,281                                 39,281
Procter & Gamble Co                     COM      742718109      679      11,737                                 11,737
Respironics Inc                         COM      761230101    1,894      51,082                                 51,082
Scientific Atlanta Inc                  COM      808655104    1,317      30,585                                 30,585
Southern Union Co. New                  COM      844030106    2,991     126,564                                126,564
Stericycle Inc                          COM      858912108    1,734      29,447                                 29,447
Tata Motors Ltd.                   SPONSORED ADR 876568502    3,245     225,840                                225,840
Teva Pharmaceutical Industry-ADR        ADR      881624209    3,901      90,701                                 90,701
Texas Instruments Inc                   COM      882508104    3,770     117,563                                117,563
Under Armour Inc.                      CL A      904311107      282       7,350                                  7,350
United Parcel Cl B                     CL B      911312106    2,391      31,813                                 31,813
UnitedHealth Group Inc.                 COM      91324P102    4,040      65,007                                 65,007
Van Kampen Sr Inc Trust                 COM      920961109      225      29,000                                 29,000
Varian Medical Systems Inc              COM      92220P105    3,616      71,833                                 71,833
Verizon Communications                  COM      92343V104      325      10,775                                 10,775
Walgreen Co.                            COM      931422109      303       6,838                                  6,838
Whole Foods Market Inc.                 COM      966837106    3,042      39,310                                 39,310
Wrigley Wm Jr                           COM      982526105    3,127      47,033                                 47,033
Wyeth                                   COM      983024100      555      12,047                                 12,047
Zimmer Holdings                         COM      98956P102    1,783      26,437                                 26,437

                                                            162,063   3,537,475                              3,537,475